PROPERTY, PLANT AND EQUIPMENT	12 Months Ended
Dec. 31, 2012
PROPERTY, PLANT AND EQUIPMENT [Abstract]
PROPERTY, PLANT AND EQUIPMENT
NOTE 7:-	PROPERTY, PLANT AND EQUIPMENT

	December 31,
	2012	2011
Cost:

Factory building	$1,989	$1,989
Other buildings	1,329	1,319
Machinery and equipment (*)	8,934	11,628
Office furniture and equipment	399	393
Leasehold improvements	208	208

	12,859	15,537
Accumulated depreciation:

Factory building	1,741	1,660
Other buildings	622	570
Machinery and equipment (*)	6,783	9,704
Office furniture and equipment	293	278
Leasehold improvements	96	48

	9,535	12,260

Depreciated cost	$3,324	$3,277

(*)
Write-offs of machinery and equipment (cost and accumulated depreciation) for the years ended December 31, 2012 and 2011 amounted to $3,502 and $0, respectively. The write-offs are due to fully depreciated assets that are no longer in use.

Depreciation expense amounted to $742, $797 and $741 for the years ended December 31, 2012, 2011 and 2010, respectively.

As for charges, see Note 11f.